Pioneer Variable Contracts Trust
Pioneer Mid Cap Value

VCT Portfolio
Class I and II Shares
Schedule of Investments  |  September 30, 2022

Pioneer Mid Cap Value VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 9/30/22 (unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 100.0%
	Common Stocks — 97.5% of Net Assets
	Auto Components — 1.8%
14,635	Lear Corp.	$ 1,751,663
	Total Auto Components	$1,751,663
	Banks — 10.9%
66,520	Citizens Financial Group, Inc.	$ 2,285,627
15,238	M&T Bank Corp.	2,686,764
27,319	Popular, Inc.	1,968,607
86,470	Regions Financial Corp.	1,735,453
39,612	Zions Bancorp N.A.	2,014,667
	Total Banks	$10,691,118
	Beverages — 1.3%
27,384	Molson Coors Beverage Co., Class B	$ 1,314,158
	Total Beverages	$1,314,158
	Building Products — 1.4%
9,632	Trane Technologies Plc	$ 1,394,810
	Total Building Products	$1,394,810
	Capital Markets — 2.9%
47,291	State Street Corp.	$ 2,875,766
	Total Capital Markets	$2,875,766
	Chemicals — 1.3%
27,713	Dow, Inc.	$ 1,217,432
	Total Chemicals	$1,217,432
	Communications Equipment — 1.6%
6,827	Motorola Solutions, Inc.	$ 1,529,043
	Total Communications Equipment	$1,529,043
	Consumer Finance — 1.2%
12,544	Discover Financial Services	$ 1,140,500
	Total Consumer Finance	$1,140,500
	Containers & Packaging — 3.6%
99,655	Graphic Packaging Holding Co.	$ 1,967,190
35,297	Sealed Air Corp.	1,571,069
	Total Containers & Packaging	$3,538,259
	Electric Utilities — 2.3%
58,688	Exelon Corp.	$ 2,198,452
	Total Electric Utilities	$2,198,452
	Electrical Equipment — 3.6%
12,594	Eaton Corp. Plc	$ 1,679,536
25,095	Emerson Electric Co.	1,837,456
	Total Electrical Equipment	$3,516,992
	Electronic Equipment, Instruments & Components — 3.2%
7,490	CDW Corp.	$ 1,169,039
5,862(a)	Keysight Technologies, Inc.	922,445
26,176	National Instruments Corp.	987,882
	Total Electronic Equipment, Instruments & Components	$3,079,366

Pioneer Mid Cap Value VCT Portfolio	Pioneer Variable Contracts Trust

Shares		Value
	Energy Equipment & Services — 1.8%
47,991	Baker Hughes Co.	$ 1,005,891
29,338	Halliburton Co.	722,302
	Total Energy Equipment & Services	$1,728,193
	Entertainment — 0.5%
43,198(a)	Warner Bros Discovery, Inc.	$ 496,777
	Total Entertainment	$496,777
	Equity Real Estate Investment Trusts (REITs) — 9.6%
7,831	Camden Property Trust	$ 935,413
7,896	Equity LifeStyle Properties, Inc.	496,185
9,015	Extra Space Storage, Inc.	1,556,981
15,853	First Industrial Realty Trust, Inc.	710,373
30,855	Gaming and Leisure Properties, Inc.	1,365,025
31,272	Host Hotels & Resorts, Inc.	496,599
75,408	Kimco Realty Corp.	1,388,261
22,019	Omega Healthcare Investors, Inc.	649,340
2,723	SBA Communications Corp.	775,102
15,773	Welltower, Inc.	1,014,519
	Total Equity Real Estate Investment Trusts (REITs)	$9,387,798
	Food Products — 0.8%
34,867(a)	Hostess Brands, Inc.	$ 810,309
	Total Food Products	$810,309
	Health Care Equipment & Supplies — 2.1%
19,483	Zimmer Biomet Holdings, Inc.	$ 2,036,948
	Total Health Care Equipment & Supplies	$2,036,948
	Health Care Providers & Services — 2.2%
31,929	Cardinal Health, Inc.	$ 2,129,026
	Total Health Care Providers & Services	$2,129,026
	Hotels, Restaurants & Leisure — 5.8%
15,803	Darden Restaurants, Inc.	$ 1,996,235
18,915(a)	Expedia Group, Inc.	1,772,146
15,533	Hilton Worldwide Holdings, Inc.	1,873,591
	Total Hotels, Restaurants & Leisure	$5,641,972
	Household Durables — 1.6%
20,682	Lennar Corp., Class A	$ 1,541,843
	Total Household Durables	$1,541,843
	Insurance — 5.7%
31,496	Aflac, Inc.	$ 1,770,075
37,834	Hartford Financial Services Group, Inc.	2,343,438
69,409	Old Republic International Corp.	1,452,730
	Total Insurance	$5,566,243
	Life Sciences Tools & Services — 1.0%
20,627(a)	Syneos Health, Inc.	$ 972,563
	Total Life Sciences Tools & Services	$972,563
	Machinery — 5.3%
17,014	AGCO Corp.	$ 1,636,236

Pioneer Mid Cap Value VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 9/30/22 (unaudited) (continued)
Shares		Value
	Machinery — (continued)
43,376	Ingersoll Rand, Inc.	$ 1,876,446
19,836	PACCAR, Inc.	1,660,075
	Total Machinery	$5,172,757
	Media — 2.4%
42,246	Interpublic Group of Cos., Inc.	$ 1,081,498
33,010(a)	Liberty Media Corp.-Liberty SiriusXM	1,244,807
	Total Media	$2,326,305
	Metals & Mining — 2.2%
12,295	Reliance Steel & Aluminum Co.	$ 2,144,371
	Total Metals & Mining	$2,144,371
	Multi-Utilities — 4.2%
71,577	CenterPoint Energy, Inc.	$ 2,017,040
37,708	Public Service Enterprise Group, Inc.	2,120,321
	Total Multi-Utilities	$4,137,361
	Oil, Gas & Consumable Fuels — 5.3%
14,767	Chord Energy Corp.	$ 2,019,683
76,200	Coterra Energy, Inc.	1,990,344
47,539	Range Resources Corp.	1,200,835
	Total Oil, Gas & Consumable Fuels	$5,210,862
	Pharmaceuticals — 0.7%
31,050	Organon & Co.	$ 726,570
	Total Pharmaceuticals	$726,570
	Real Estate Management & Development — 0.6%
9,074(a)	CBRE Group, Inc., Class A	$ 612,586
	Total Real Estate Management & Development	$612,586
	Road & Rail — 1.4%
8,538	JB Hunt Transport Services, Inc.	$ 1,335,514
	Total Road & Rail	$1,335,514
	Semiconductors & Semiconductor Equipment — 0.8%
9,656	MKS Instruments, Inc.	$ 797,972
	Total Semiconductors & Semiconductor Equipment	$797,972
	Software — 0.8%
12,589	Dolby Laboratories, Inc., Class A	$ 820,173
	Total Software	$820,173
	Specialty Retail — 3.8%
2,280(a)	O'Reilly Automotive, Inc.	$ 1,603,638
24,782	Ross Stores, Inc.	2,088,379
	Total Specialty Retail	$3,692,017
	Technology Hardware, Storage & Peripherals — 1.2%
101,460	Hewlett Packard Enterprise Co.	$ 1,215,491
	Total Technology Hardware, Storage & Peripherals	$1,215,491
	Textiles, Apparel & Luxury Goods — 1.2%
13,836	Ralph Lauren Corp.	$ 1,175,091
	Total Textiles, Apparel & Luxury Goods	$1,175,091

Pioneer Mid Cap Value VCT Portfolio	Pioneer Variable Contracts Trust

Shares		Value
	Trading Companies & Distributors — 1.4%
32,296(a)	AerCap Holdings NV	$ 1,367,090
	Total Trading Companies & Distributors	$1,367,090
	Total Common Stocks (Cost $95,351,423)	$95,293,391

	SHORT TERM INVESTMENTS — 2.5% of Net Assets
	Open-End Fund — 2.5%
2,483,919(b)	Dreyfus Government Cash Management, Institutional Shares, 2.75%	$ 2,483,919
		$2,483,919
	TOTAL SHORT TERM INVESTMENTS (Cost $2,483,919)	$2,483,919
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 100.0% (Cost $97,835,342)	$97,777,310
	OTHER ASSETS AND LIABILITIES — (0.0)%†	$(21,462)
	net assets — 100.0%	$97,755,848

(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at September 30, 2022.
†	Amount rounds to less than 0.1%.
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments).
	Level 1	Level 2	Level 3	Total
Common Stocks	$95,293,391	$—	$—	$95,293,391
Open-End Fund	2,483,919	—	—	2,483,919
Total Investments in Securities	$97,777,310	$—	$—	$97,777,310
During the period ended September 30, 2022, there were no transfers in or out of Level 3.
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